Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 75,983	$ 7,088	$ 1,403	$ (47,642)	$ 36,832
Beginning balance, shares at Dec. 31, 2022	44,742,039
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 867				867
Issuance of shares - private placement, shares	925,667
Share issuance costs	$ (43)				(43)
Stock-based compensation		198			198
Other comprehensive loss			(19)		(19)
Net loss				(2,436)	(2,436)
Ending balance, value at Mar. 31, 2023	$ 76,807	7,286	1,384	(50,078)	35,399
Ending balance, shares at Mar. 31, 2023	45,667,706
Beginning balance, value at Dec. 31, 2023	$ 76,802	8,257	413	(64,275)	21,197
Beginning balance, shares at Dec. 31, 2023	45,667,706
IfrsStatementLineItems [Line Items]
Stock-based compensation		199			199
Other comprehensive loss			1,066		1,066
Net loss				(3,720)	(3,720)
Ending balance, value at Mar. 31, 2024	$ 76,802	$ 8,456	$ 1,479	$ (67,995)	$ 18,742
Ending balance, shares at Mar. 31, 2024	45,667,706